Related Parties Transactions - Schedule of Transactions with Related Parties: (Details) - USD ($)	6 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
Wang Yizhou [Member]
Reimbursement for advance payment from a related party
Reimbursement for advance payment from a related party		$ 1,524
Ufintek Group Pte. Ltd. [Member]
Loan repayments to related parties
Loan repayment to related parties	74,261	3,638
Stony Holdings Limited [Member]
Loan repayments to related parties
Loan repayment to related parties	269,986
Yu Fan [Member]
Loan repayments to related parties
Loan repayment to related parties	$ 84,991